Income Tax	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax
15. Income Tax
The provision for income tax was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Current:
Federal	$(374)	$35	$(592)
Foreign	4	—	6
Subtotal	(370)	35	(586)
Deferred:
Federal	(1,320)	212	847
Foreign	—	—	—
Subtotal	(1,320)	212	847
Provision for income tax expense (benefit)	$(1,690)	$247	$261

The Company’s income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Income (loss):
Domestic	$(4,477)	$1,152	$604
Foreign	12	13	464
Total	$(4,465)	$1,165	$1,068

The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Tax provision at U.S. statutory rate	$(1,563)	$408	$374
Tax effect of:
Dividend received deduction	(110)	(132)	(119)
Prior year tax	24	(5)	(20)
Tax credits	(22)	(16)	(14)
Foreign tax rate differential	2	(5)	4
Goodwill impairment	(20)	—	12
Sale of subsidiary	(6)	—	24
Other, net	5	(3)	—
Provision for income tax expense (benefit)	$(1,690)	$247	$261

Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2016	2015
	(In millions)
Deferred income tax assets:
Investments, including derivatives	$357	$—
Tax credit carryforwards	184	172
Other	55	39
Total deferred income tax assets	596	211
Deferred income tax liabilities:
Policyholder liabilities and receivables	536	1,419
Investments, including derivatives	—	125
Intangibles	293	394
Net unrealized investment gains	653	818
DAC	1,565	1,390
Total deferred income tax liabilities	3,047	4,146
Net deferred income tax asset (liability)	$(2,451)	$(3,935)

The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2017-2021	$—	$—	$—
2022-2026	—	35	—
2027-2031	—	—	—
2032-2036	7	—	—
Indefinite	—	—	145
	$7	$35	$145

The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $775 million and $259 million for the years ended December 31, 2016 and 2015 respectively.
The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.
Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company’s financial statements.
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$43	$39	$27
Additions for tax positions of prior years	1	5	15
Reductions for tax positions of prior years	(9)	—	(5)
Additions for tax positions of current year	5	3	2
Settlements with tax authorities	(2)	(4)	—
Balance at December 31,	$38	$43	$39
Unrecognized tax benefits that, if recognized would impact the effective rate	$38	$33	$29

The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.
Interest was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Interest recognized on the consolidated statements of operations	$1	$—	$—

		December 31,
		2016	2015
		(In millions)
Interest included in other liabilities on the consolidated balance sheets		$1	$2

The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.
The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction (“DRD”), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $88 million, $143 million and $141 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $13 million and $22 million related to a true-up of the 2014 and 2013 tax returns, respectively.